Schedule of Investments
(unaudited)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
................. 4,157 $ 1,765,436
Boeing Co. (The)
(a)
.................... 40,840 8,128,385
GE Aerospace ....................... 55,014 15,611,323
General Dynamics Corp. ................ 13,267 4,553,500
Howmet Aerospace, Inc. ................ 20,953 4,828,829
Huntington Ingalls Industries, Inc. .......... 1,989 755,621
L3Harris Technologies, Inc. .............. 9,789 3,378,673
Lockheed Martin Corp. ................. 10,628 6,423,457
Northrop Grumman Corp. ............... 6,989 4,768,176
RTX Corp. ......................... 69,928 13,489,111
Textron, Inc. ........................ 9,009 788,828
TransDigm Group, Inc. ................. 2,946 3,414,296
67,905,635
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 6,108 1,014,355
Expeditors International of Washington, Inc. ... 7,135 1,021,946
FedEx Corp. ........................ 11,382 4,054,041
United Parcel Service, Inc. , Class B ........ 38,373 3,775,136
9,865,478
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 11,302 784,811
Automobiles — 2.1%
Ford Motor Co. ...................... 205,771 2,374,597
General Motors Co. ................... 48,364 3,603,118
Tesla, Inc.
(a)
......................... 146,552 54,480,706
60,458,421
Banks — 3.5%
Bank of America Corp. ................. 346,571 16,895,336
Citigroup, Inc. ....................... 91,273 10,351,271
Citizens Financial Group, Inc. ............ 22,654 1,358,560
Fifth Third Bancorp ................... 46,322 2,152,120
Huntington Bancshares, Inc. ............. 104,871 1,641,231
JPMorgan Chase & Co. ................ 140,823 41,424,494
KeyCorp ........................... 47,406 950,490
M&T Bank Corp. ..................... 8,098 1,674,019
PNC Financial Services Group, Inc. (The) .... 20,376 4,240,042
Regions Financial Corp. ................ 46,799 1,222,390
Truist Financial Corp. .................. 66,166 3,041,651
US Bancorp ........................ 81,622 4,245,160
Wells Fargo & Co. .................... 161,527 12,859,165
102,055,929
Beverages — 1.1%
Brown-Forman Corp. , Class B ............ 8,363 221,118
Coca-Cola Co. (The) .................. 201,915 15,355,636
Constellation Brands, Inc. , Class A ......... 7,343 1,101,450
Keurig Dr Pepper, Inc. ................. 71,261 1,876,302
Molson Coors Beverage Co. , Class B
(b)
...... 9,152 394,085
Monster Beverage Corp.
(a)
............... 37,164 2,692,903
PepsiCo, Inc. ....................... 71,313 11,074,196
32,715,690
Biotechnology — 1.8%
AbbVie, Inc. ........................ 92,178 20,047,793
Amgen, Inc. ........................ 28,047 9,868,337
Biogen, Inc.
(a)
....................... 7,693 1,410,358
Gilead Sciences, Inc. .................. 64,555 8,997,030
Incyte Corp.
(a)
....................... 8,943 841,715
Moderna, Inc.
(a)
...................... 17,699 899,109
Regeneron Pharmaceuticals, Inc. .......... 5,232 4,042,453
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 13,236 $ 5,910,403
52,017,198
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
................... 510,224 106,264,353
eBay, Inc. .......................... 23,816 2,167,732
108,432,085
Building Products — 0.5%
A O Smith Corp. ..................... 5,578 367,813
Allegion plc ......................... 4,708 684,025
Builders FirstSource, Inc.
(a)
.............. 5,601 461,130
Carrier Global Corp. ................... 41,296 2,325,378
Johnson Controls International plc ......... 31,779 4,161,460
Lennox International, Inc.
(b)
.............. 1,620 751,891
Masco Corp. ........................ 10,557 637,326
Trane Technologies plc ................. 11,513 4,797,928
14,186,951
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............... 4,766 2,118,010
Ares Management Corp. , Class A .......... 10,931 1,192,572
Bank of New York Mellon Corp. (The) ....... 36,219 4,296,660
BlackRock, Inc.
(c)
..................... 7,545 7,256,102
Blackstone, Inc. , Class A ................ 38,645 4,443,789
CBOE Global Markets, Inc. .............. 5,479 1,539,983
Charles Schwab Corp. (The) ............. 87,412 8,214,980
CME Group, Inc. , Class A ............... 18,795 5,551,103
Coinbase Global, Inc. , Class A
(a)
........... 11,804 2,061,096
FactSet Research Systems, Inc.
(b)
......... 2,054 445,697
Franklin Resources, Inc.
(b)
............... 16,508 389,919
Goldman Sachs Group, Inc. (The) ......... 15,643 13,233,822
Interactive Brokers Group, Inc. , Class A ...... 23,009 1,543,214
Intercontinental Exchange, Inc. ........... 29,912 4,704,559
Invesco Ltd. ........................ 22,151 538,048
KKR & Co., Inc. ...................... 36,055 3,335,087
Moody's Corp. ....................... 7,952 3,469,060
Morgan Stanley ...................... 62,928 10,356,061
MSCI, Inc. ......................... 3,838 2,068,720
Nasdaq, Inc. ........................ 23,289 1,977,003
Northern Trust Corp. ................... 9,839 1,373,229
Raymond James Financial, Inc. ........... 9,247 1,338,873
Robinhood Markets, Inc. , Class A
(a)
......... 41,169 2,853,012
S&P Global, Inc. ..................... 15,982 6,797,784
State Street Corp. .................... 14,717 1,862,584
T. Rowe Price Group, Inc.
(b)
.............. 11,452 1,032,283
93,993,250
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 11,546 3,353,997
Albemarle Corp. ..................... 6,106 1,096,210
CF Industries Holdings, Inc. .............. 8,213 1,066,376
Corteva, Inc. ........................ 35,369 2,960,739
Dow, Inc. .......................... 36,525 1,521,266
DuPont de Nemours, Inc. ............... 21,436 981,769
Ecolab, Inc. ........................ 13,332 3,546,579
International Flavors & Fragrances, Inc. ...... 13,024 944,891
Linde plc .......................... 24,350 12,071,756
LyondellBasell Industries NV , Class A ....... 13,026 1,049,375
Mosaic Co. (The) ..................... 17,496 446,148
PPG Industries, Inc. ................... 11,934 1,275,506
Sherwin-Williams Co. (The) .............. 12,106 3,880,578
34,195,190
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 17,889 3,025,745
Copart, Inc.
(a)
....................... 46,549 1,545,427

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 10,520 $ 2,304,090
Rollins, Inc. ......................... 15,329 818,722
Veralto Corp. ........................ 12,871 1,138,054
Waste Management, Inc. ................ 19,276 4,429,432
13,261,470
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 53,935 6,622,139
Ciena Corp.
(a)
....................... 7,430 2,884,549
Cisco Systems, Inc. ................... 205,528 15,946,918
F5, Inc.
(a)
.......................... 2,914 843,108
Lumentum Holdings, Inc.
(a)
.............. 3,729 2,620,592
Motorola Solutions, Inc. ................ 8,695 3,773,369
32,690,675
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 1,854 2,556,647
EMCOR Group, Inc. ................... 2,337 1,725,431
Quanta Services, Inc. .................. 7,730 4,243,925
8,526,003
Construction Materials — 0.2%
CRH plc ........................... 34,795 3,657,651
Martin Marietta Materials, Inc. ............ 3,180 1,872,002
Vulcan Materials Co. .................. 6,877 1,872,607
7,402,260
Consumer Finance — 0.5%
American Express Co. ................. 27,939 8,450,989
Capital One Financial Corp. .............. 33,157 6,048,832
Synchrony Financial ................... 18,724 1,273,606
15,773,427
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. ................ 23,114 23,031,483
Dollar General Corp. .................. 11,526 1,368,482
Dollar Tree, Inc.
(a)
..................... 9,821 1,075,498
Kroger Co. (The) ..................... 30,409 2,200,395
Sysco Corp. ........................ 25,035 1,785,747
Target Corp. ........................ 23,527 2,851,472
Walmart, Inc. ........................ 228,703 28,423,209
60,736,286
Containers & Packaging — 0.2%
Amcor plc .......................... 23,695 941,876
Avery Dennison Corp. .................. 3,967 685,022
Ball Corp. .......................... 14,184 838,416
International Paper Co. ................. 27,132 968,612
Packaging Corp. of America ............. 4,603 976,849
Smurfit WestRock plc .................. 27,473 1,094,799
5,505,574
Distributors — 0.0%
Genuine Parts Co. .................... 7,219 763,409
Pool Corp. ......................... 1,788 361,766
1,125,175
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 369,121 10,700,818
Comcast Corp. , Class A ................ 189,509 5,440,803
Verizon Communications, Inc. ............ 219,642 11,026,029
27,167,650
Electric Utilities — 1.7%
Alliant Energy Corp. ................... 13,445 964,813
American Electric Power Co., Inc. .......... 27,736 3,635,635
Constellation Energy Corp. .............. 16,267 4,542,560
Duke Energy Corp. ................... 40,742 5,334,758
Edison International ................... 20,135 1,473,479
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ....................... 23,112 $ 2,596,864
Evergy, Inc. ......................... 11,725 960,512
Eversource Energy ................... 19,341 1,339,944
Exelon Corp. ........................ 52,847 2,590,560
FirstEnergy Corp. .................... 26,777 1,356,523
NextEra Energy, Inc. .................. 108,361 10,064,570
NRG Energy, Inc. ..................... 11,076 1,618,647
PG&E Corp. ........................ 113,511 1,994,388
Pinnacle West Capital Corp. ............. 6,237 628,378
PPL Corp. ......................... 38,760 1,480,632
Southern Co. (The) ................... 57,386 5,538,897
Xcel Energy, Inc. ..................... 30,903 2,454,934
48,576,094
Electrical Equipment — 1.2%
AMETEK, Inc. ....................... 12,091 2,591,827
Eaton Corp. plc ...................... 20,257 7,245,321
Emerson Electric Co. .................. 29,164 3,821,067
GE Vernova, Inc. ..................... 14,143 12,345,425
Generac Holdings, Inc.
(a)
................ 2,950 576,223
Hubbell, Inc. ........................ 2,755 1,351,989
Rockwell Automation, Inc. ............... 5,855 2,101,242
Vertiv Holdings Co. , Class A ............. 19,981 5,006,839
35,039,933
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 63,840 8,066,184
CDW Corp. ......................... 6,764 818,579
Coherent Corp.
(a)
..................... 9,792 2,332,552
Corning, Inc. ........................ 40,789 5,546,080
Jabil, Inc. .......................... 5,634 1,496,560
Keysight Technologies, Inc.
(a)
............. 8,943 2,525,235
TE Connectivity plc ................... 15,397 3,218,281
Teledyne Technologies, Inc.
(a)
............. 2,487 1,504,660
Zebra Technologies Corp. , Class A
(a)
........ 2,742 573,297
26,081,428
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 51,830 3,164,222
Halliburton Co. ...................... 44,562 1,737,472
SLB Ltd. ........................... 77,808 3,998,553
8,900,247
Entertainment — 1.4%
Electronic Arts, Inc. ................... 11,827 2,411,171
Live Nation Entertainment, Inc.
(a)
.......... 8,324 1,269,493
Netflix, Inc.
(a)
........................ 220,997 21,248,862
Take-Two Interactive Software, Inc.
(a)
........ 9,130 1,803,175
TKO Group Holdings, Inc. , Class A ......... 3,452 696,096
Walt Disney Co. (The) ................. 92,898 8,953,509
Warner Bros Discovery, Inc.
(a)
............ 129,977 3,569,168
39,951,474
Financial Services — 3.6%
Apollo Global Management, Inc. ........... 24,443 2,723,439
Berkshire Hathaway, Inc. , Class B
(a)
........ 95,638 45,829,730
Block, Inc. , Class A
(a)
.................. 28,534 1,717,176
Corpay, Inc.
(a)
....................... 3,656 1,063,859
Fidelity National Information Services, Inc. .... 27,206 1,276,234
Fiserv, Inc.
(a)
........................ 27,594 1,539,745
Global Payments, Inc. ................. 12,751 858,142
Jack Henry & Associates, Inc. ............ 3,921 619,675
Mastercard, Inc. , Class A ................ 42,536 21,253,538
PayPal Holdings, Inc. .................. 49,300 2,229,839
Visa, Inc. , Class A .................... 88,018 26,602,560
105,713,937

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 25,070 $ 1,822,338
Bunge Global SA ..................... 6,839 869,921
Campbell's Co. (The)
(b)
................. 10,543 234,793
Conagra Brands, Inc. .................. 25,545 401,567
General Mills, Inc. .................... 27,146 1,010,374
Hershey Co. (The) .................... 7,711 1,603,040
Hormel Foods Corp. ................... 15,763 357,032
J M Smucker Co. (The) ................. 5,361 517,015
Kraft Heinz Co. (The) .................. 45,116 1,014,659
McCormick & Co., Inc. (Non-Voting) ........ 12,850 648,154
Mondelez International, Inc. , Class A ........ 67,730 3,903,957
Tyson Foods, Inc. , Class A .............. 14,773 946,506
13,329,356
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 8,437 1,558,483
Ground Transportation — 0.9%
CSX Corp. ......................... 96,611 3,965,882
JB Hunt Transport Services, Inc. .......... 3,931 832,979
Norfolk Southern Corp. ................. 11,759 3,374,833
Old Dominion Freight Line, Inc. ........... 9,552 1,866,461
Uber Technologies, Inc.
(a)
............... 108,369 7,794,982
Union Pacific Corp. ................... 30,936 7,505,692
25,340,829
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................... 90,525 9,294,202
Align Technology, Inc.
(a)
................. 3,429 587,833
Baxter International, Inc. ................ 25,851 434,297
Becton Dickinson & Co. ................ 15,057 2,367,412
Boston Scientific Corp.
(a)
................ 77,109 4,838,590
Cooper Cos., Inc. (The)
(a)
............... 10,290 735,735
Dexcom, Inc.
(a)
...................... 20,722 1,301,342
Edwards Lifesciences Corp.
(a)
............ 30,576 2,448,526
GE HealthCare Technologies, Inc. ......... 23,738 1,689,671
Hologic, Inc.
(a)
....................... 11,337 856,964
IDEXX Laboratories, Inc.
(a)
............... 4,115 2,312,177
Insulet Corp.
(a)
....................... 3,681 772,421
Intuitive Surgical, Inc.
(a)
................. 18,550 8,551,365
Medtronic plc ....................... 66,989 5,804,597
ResMed, Inc.
(b)
...................... 7,586 1,702,905
Solventum Corp.
(a)
.................... 7,857 513,062
STERIS plc ......................... 5,144 1,137,493
Stryker Corp. ....................... 17,951 5,898,519
Zimmer Biomet Holdings, Inc. ............ 10,125 915,502
52,162,613
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. ................... 12,388 2,617,708
Cencora, Inc. ....................... 10,042 3,154,594
Centene Corp.
(a)
..................... 23,874 781,635
Cigna Group (The) .................... 13,754 3,668,880
CVS Health Corp. .................... 66,365 4,766,334
DaVita, Inc.
(a)
........................ 1,826 280,638
Elevance Health, Inc. .................. 11,501 3,366,918
HCA Healthcare, Inc. .................. 8,301 3,928,365
Henry Schein, Inc.
(a)
................... 5,612 413,604
Humana, Inc. ....................... 6,387 1,107,442
Labcorp Holdings, Inc. ................. 4,408 1,176,098
McKesson Corp. ..................... 6,437 5,570,322
Quest Diagnostics, Inc. ................. 5,775 1,131,785
UnitedHealth Group, Inc. ................ 47,244 12,783,754
Universal Health Services, Inc. , Class B ..... 2,863 512,391
45,260,468
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 8,365 $ 388,303
Healthpeak Properties, Inc. .............. 37,790 620,890
Ventas, Inc. ........................ 23,446 1,917,414
Welltower, Inc. ....................... 35,755 7,069,121
9,995,728
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 34,811 666,979
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. , Class A
(a)
.................. 22,409 2,829,808
Booking Holdings, Inc. ................. 1,684 7,090,179
Carnival Corp. ....................... 56,024 1,449,901
Chipotle Mexican Grill, Inc.
(a)
............. 69,671 2,230,169
Darden Restaurants, Inc. ............... 6,051 1,186,238
Domino's Pizza, Inc.
(b)
.................. 1,547 555,048
DoorDash, Inc. , Class A
(a)
............... 19,634 2,948,045
Expedia Group, Inc. ................... 6,189 1,428,978
Hilton Worldwide Holdings, Inc. ........... 12,045 3,662,644
Las Vegas Sands Corp. ................ 15,908 857,123
Marriott International, Inc. , Class A ......... 11,550 3,777,658
McDonald's Corp. .................... 37,142 11,543,362
MGM Resorts International
(a)
............. 11,433 423,135
Norwegian Cruise Line Holdings Ltd.
(a)
....... 24,763 463,068
Royal Caribbean Cruises Ltd. ............ 13,153 3,619,443
Starbucks Corp. ...................... 59,269 5,309,910
Wynn Resorts Ltd.
(b)
................... 4,251 431,689
Yum! Brands, Inc. .................... 14,391 2,237,513
52,043,911
Household Durables — 0.2%
DR Horton, Inc. ...................... 14,337 1,967,323
Garmin Ltd. ......................... 8,407 1,950,508
Lennar Corp. , Class A .................. 11,232 975,387
NVR, Inc.
(a)
......................... 144 948,935
PulteGroup, Inc. ..................... 10,096 1,187,391
7,029,544
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 12,329 1,150,542
Clorox Co. (The) ..................... 6,173 639,708
Colgate-Palmolive Co. ................. 42,120 3,589,888
Kimberly-Clark Corp.
(b)
................. 17,116 1,651,180
Procter & Gamble Co. (The) ............. 121,872 17,603,192
24,634,510
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 39,344 554,357
Vistra Corp. ........................ 16,636 2,500,890
3,055,247
Industrial Conglomerates — 0.4%
3M Co. ............................ 27,872 4,047,851
Honeywell International, Inc. ............. 33,112 7,484,305
11,532,156
Industrial REITs — 0.2%
Prologis, Inc. ........................ 48,372 6,393,811
Insurance — 1.7%
Aflac, Inc. .......................... 24,312 2,667,270
Allstate Corp. (The) ................... 13,625 2,825,007
American International Group, Inc. ......... 28,431 2,139,433
Aon plc , Class A ..................... 11,127 3,591,573
Arch Capital Group Ltd.
(a)
............... 19,026 1,826,306
Arthur J Gallagher & Co. ................ 13,360 2,893,509
Assurant, Inc. ....................... 2,532 551,495
Brown & Brown, Inc. ................... 15,271 995,822

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 19,089 $ 6,221,678
Cincinnati Financial Corp. ............... 8,147 1,281,930
Erie Indemnity Co. , Class A .............. 1,385 348,064
Everest Group Ltd. .................... 2,142 700,113
Globe Life, Inc. ...................... 4,120 573,380
Hartford Insurance Group, Inc. (The) ........ 14,527 1,964,486
Loews Corp. ........................ 8,923 952,441
Marsh & McLennan Cos., Inc. ............ 25,483 4,420,026
MetLife, Inc. ........................ 29,162 2,062,337
Principal Financial Group, Inc. ............ 10,661 960,663
Progressive Corp. (The) ................ 30,583 6,062,774
Prudential Financial, Inc. ................ 18,291 1,786,848
Travelers Cos., Inc. (The) ............... 11,294 3,294,234
Willis Towers Watson plc ................ 5,045 1,466,581
WR Berkley Corp. .................... 15,434 1,022,965
50,608,935
Interactive Media & Services — 7.6%
Alphabet, Inc. , Class A ................. 304,083 87,442,107
Alphabet, Inc. , Class C ................. 244,263 70,069,284
Meta Platforms, Inc. , Class A ............. 114,236 65,357,843
222,869,234
IT Services — 0.8%
Accenture plc , Class A ................. 32,343 6,413,293
Akamai Technologies, Inc.
(a)
.............. 7,351 844,262
Cognizant Technology Solutions Corp. , Class A . 25,308 1,552,646
EPAM Systems, Inc.
(a)
.................. 2,837 384,130
Gartner, Inc.
(a)
....................... 3,746 593,142
GoDaddy, Inc. , Class A
(a)
................ 6,927 572,655
International Business Machines Corp. ...... 48,751 11,816,755
VeriSign, Inc. ....................... 4,464 1,108,679
23,285,562
Leisure Products — 0.0%
Hasbro, Inc. ........................ 7,126 666,994
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 14,559 1,659,435
Bio-Techne Corp. ..................... 7,727 403,813
Charles River Laboratories International, Inc.
(a)
. 2,656 458,160
Danaher Corp. ...................... 32,787 6,216,415
IQVIA Holdings, Inc.
(a)
.................. 9,045 1,542,534
Mettler-Toledo International, Inc.
(a)
......... 1,055 1,330,566
Revvity, Inc. ........................ 5,886 515,673
Thermo Fisher Scientific, Inc. ............. 19,562 9,615,310
Waters Corp.
(a)
...................... 5,156 1,535,457
West Pharmaceutical Services, Inc. ........ 3,763 943,158
24,220,521
Machinery — 1.8%
Caterpillar, Inc. ...................... 24,407 17,291,383
Cummins, Inc. ....................... 7,192 3,869,440
Deere & Co. ........................ 13,112 7,385,990
Dover Corp. ........................ 7,160 1,492,502
Fortive Corp. ........................ 16,454 909,577
IDEX Corp. ......................... 3,840 727,872
Illinois Tool Works, Inc. ................. 13,699 3,565,713
Ingersoll Rand, Inc. ................... 18,908 1,514,909
Nordson Corp. ....................... 2,720 723,683
Otis Worldwide Corp. .................. 20,338 1,567,653
PACCAR, Inc. ....................... 27,520 3,178,560
Parker-Hannifin Corp. .................. 6,581 5,891,575
Pentair plc ......................... 8,575 746,968
Snap-on, Inc. ....................... 2,674 971,250
Stanley Black & Decker, Inc. ............. 7,838 556,968
Westinghouse Air Brake Technologies Corp. ... 8,815 2,202,957
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ......................... 12,868 $ 1,537,726
54,134,726
Media — 0.2%
Charter Communications, Inc. , Class A
(a)
..... 4,637 1,001,036
EchoStar Corp. , Class A
(a)
............... 7,031 823,119
Fox Corp. , Class A .................... 10,891 636,035
Fox Corp. , Class B .................... 7,481 397,241
News Corp. , Class A ................... 18,769 467,911
News Corp. , Class B .................. 6,293 179,414
Omnicom Group, Inc.
(b)
................. 16,327 1,229,586
Paramount Skydance Corp. , Class B
(b)
...... 17,064 153,917
Trade Desk, Inc. (The) , Class A
(a)
.......... 22,657 514,087
5,402,346
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 74,850 4,399,683
Newmont Corp. ...................... 56,915 6,161,049
Nucor Corp. ........................ 11,943 2,019,561
Steel Dynamics, Inc. ................... 7,237 1,302,660
13,882,953
Multi-Utilities — 0.7%
Ameren Corp. ....................... 14,389 1,581,639
CenterPoint Energy, Inc. ................ 34,388 1,484,186
CMS Energy Corp. .................... 15,628 1,212,420
Consolidated Edison, Inc. ............... 18,694 2,115,787
Dominion Energy, Inc. .................. 44,498 2,750,866
DTE Energy Co. ..................... 10,946 1,600,524
NiSource, Inc. ....................... 24,119 1,125,393
Public Service Enterprise Group, Inc. ....... 25,878 2,094,824
Sempra ........................... 33,919 3,295,909
WEC Energy Group, Inc. ................ 16,880 1,954,198
19,215,746
Office REITs — 0.0%
BXP, Inc.
(b)
......................... 7,921 411,100
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.
(b)
........................ 18,631 790,700
Chevron Corp. ....................... 97,906 20,256,751
ConocoPhillips ...................... 64,529 8,517,828
Coterra Energy, Inc. ................... 40,496 1,423,029
Devon Energy Corp. ................... 33,440 1,682,701
Diamondback Energy, Inc. ............... 9,797 1,937,749
EOG Resources, Inc. .................. 28,377 4,102,463
EQT Corp. ......................... 33,114 2,107,375
Expand Energy Corp. .................. 11,583 1,271,582
Exxon Mobil Corp. .................... 218,269 37,031,518
Kinder Morgan, Inc. ................... 101,602 3,406,715
Marathon Petroleum Corp. .............. 15,408 3,762,325
Occidental Petroleum Corp. .............. 37,844 2,459,860
ONEOK, Inc. ........................ 32,696 2,955,391
Phillips 66 .......................... 20,987 3,823,412
Targa Resources Corp. ................. 11,174 2,801,657
Texas Pacific Land Corp. ................ 2,995 1,421,307
Valero Energy Corp. ................... 16,011 3,955,998
Williams Cos., Inc. (The) ................ 64,074 4,663,306
108,371,667
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 33,717 2,241,506
Southwest Airlines Co. ................. 25,662 964,122
United Airlines Holdings, Inc.
(a)
............ 16,817 1,548,341
4,753,969

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 12,926 $ 927,699
Kenvue, Inc. ........................ 101,400 1,748,136
2,675,835
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. ................ 106,240 6,443,456
Eli Lilly & Co. ....................... 41,417 38,094,114
Johnson & Johnson ................... 125,656 30,715,353
Merck & Co., Inc. ..................... 129,450 15,571,540
Pfizer, Inc. ......................... 296,537 8,326,759
Viatris, Inc. ......................... 59,549 804,507
Zoetis, Inc. , Class A ................... 22,048 2,606,294
102,562,023
Professional Services — 0.4%
Automatic Data Processing, Inc. ........... 21,024 4,271,656
Broadridge Financial Solutions, Inc. ........ 6,140 997,627
Equifax, Inc. ........................ 6,477 1,166,314
Jacobs Solutions, Inc. .................. 6,172 785,572
Leidos Holdings, Inc. .................. 6,793 1,056,447
Paychex, Inc. ....................... 17,043 1,570,001
Verisk Analytics, Inc. ................... 7,190 1,364,303
11,211,920
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 15,436 2,090,960
CoStar Group, Inc. .................... 22,164 894,096
2,985,056
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 7,498 1,224,798
Camden Property Trust ................. 5,375 524,923
Equity Residential .................... 17,973 1,063,103
Essex Property Trust, Inc. ............... 3,481 842,402
Invitation Homes, Inc. .................. 28,469 707,455
Mid-America Apartment Communities, Inc. .... 6,062 740,291
UDR, Inc. .......................... 16,254 549,060
5,652,032
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 4,305 457,234
Kimco Realty Corp. ................... 34,539 776,091
Realty Income Corp. ................... 47,555 2,909,415
Regency Centers Corp. ................ 8,309 628,659
Simon Property Group, Inc. .............. 17,099 3,189,477
7,960,876
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.
(a)
........... 84,910 17,273,241
Analog Devices, Inc. ................... 25,731 8,186,060
Applied Materials, Inc. ................. 41,549 14,201,033
Broadcom, Inc. ...................... 247,637 76,646,128
First Solar, Inc.
(a)
..................... 5,630 1,110,574
Intel Corp.
(a)
........................ 245,236 10,822,265
KLA Corp. .......................... 6,877 10,125,764
Lam Research Corp. .................. 65,508 13,996,439
Microchip Technology, Inc. ............... 27,913 1,803,459
Micron Technology, Inc. ................. 58,542 19,777,829
Monolithic Power Systems, Inc. ........... 2,486 2,718,068
NVIDIA Corp. ....................... 1,269,190 221,346,736
NXP Semiconductors NV ............... 13,063 2,571,582
ON Semiconductor Corp.
(a)
.............. 20,689 1,281,063
Qnity Electronics, Inc. .................. 10,728 1,237,797
QUALCOMM, Inc. .................... 55,858 7,193,393
Skyworks Solutions, Inc.
(b)
............... 8,299 444,411
Teradyne, Inc. ....................... 8,123 2,408,145
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................. 47,310 $ 9,184,763
422,328,750
Software — 8.2%
Adobe, Inc.
(a)
........................ 21,820 5,304,006
AppLovin Corp. , Class A
(a)
............... 14,118 5,618,964
Autodesk, Inc.
(a)
...................... 11,070 2,650,158
Cadence Design Systems, Inc.
(a)
.......... 14,139 3,928,804
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,132 5,126,864
Datadog, Inc. , Class A
(a)
................ 17,113 2,020,190
Fair Isaac Corp.
(a)
..................... 1,249 1,333,357
Fortinet, Inc.
(a)
....................... 33,306 2,721,766
Gen Digital, Inc. ...................... 29,919 563,375
Intuit, Inc. .......................... 14,549 6,290,697
Microsoft Corp. ...................... 387,635 143,490,848
Oracle Corp. ........................ 87,723 12,904,931
Palantir Technologies, Inc. , Class A
(a)
....... 119,139 17,427,653
Palo Alto Networks, Inc.
(a)
............... 41,487 6,651,196
PTC, Inc.
(a)
......................... 6,253 890,990
Roper Technologies, Inc. ................ 5,650 1,999,309
Salesforce, Inc. ...................... 49,522 9,244,272
ServiceNow, Inc.
(a)
.................... 53,862 5,631,272
Synopsys, Inc.
(a)
..................... 9,696 3,844,270
Trimble, Inc.
(a)
....................... 12,415 809,830
Tyler Technologies, Inc.
(a)
............... 2,169 742,622
Workday, Inc. , Class A
(a)
................ 11,557 1,501,485
240,696,859
Specialized REITs — 0.8%
American Tower Corp. ................. 24,390 4,209,226
Crown Castle, Inc. .................... 22,636 1,840,533
Digital Realty Trust, Inc. ................ 16,943 3,053,298
Equinix, Inc. ........................ 5,119 5,017,849
Extra Space Storage, Inc. ............... 11,089 1,454,101
Iron Mountain, Inc. .................... 15,724 1,606,049
Public Storage ....................... 8,232 2,229,884
SBA Communications Corp. ............. 5,513 948,842
VICI Properties, Inc. ................... 55,758 1,523,309
Weyerhaeuser Co. .................... 37,038 904,838
22,787,929
Specialty Retail — 1.7%
AutoZone, Inc.
(a)
..................... 868 2,931,913
Best Buy Co., Inc. .................... 9,905 635,901
Carvana Co. , Class A
(a)
................. 7,452 2,342,760
Home Depot, Inc. (The) ................ 51,914 17,073,995
Lowe's Cos., Inc. ..................... 29,250 6,911,190
O'Reilly Automotive, Inc.
(a)
............... 44,216 4,081,579
Ross Stores, Inc. ..................... 16,972 3,676,644
TJX Cos., Inc. (The) ................... 58,248 9,302,206
Tractor Supply Co. .................... 27,104 1,227,811
Ulta Beauty, Inc.
(a)
.................... 2,348 1,227,323
Williams-Sonoma, Inc. ................. 6,402 1,167,277
50,578,599
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ......................... 766,797 194,605,411
Dell Technologies, Inc. , Class C ........... 15,587 2,558,294
Hewlett Packard Enterprise Co. ........... 69,987 1,666,390
HP, Inc.
(b)
.......................... 49,220 945,516
NetApp, Inc. ........................ 10,262 1,050,726
Sandisk Corp.
(a)
...................... 7,709 4,897,836
Seagate Technology Holdings plc .......... 11,429 4,477,425
Super Micro Computer, Inc.
(a)
............. 26,919 612,946
Western Digital Corp. .................. 17,787 4,811,206
215,625,750

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a)
................ 7,397 $ 740,366
Lululemon Athletica, Inc.
(a)
............... 5,697 872,211
NIKE, Inc. , Class B ................... 61,974 3,273,466
Ralph Lauren Corp. , Class A ............. 1,985 682,820
Tapestry, Inc. ........................ 10,783 1,521,589
7,090,452
Tobacco — 0.7%
Altria Group, Inc. ..................... 88,064 5,811,344
Philip Morris International, Inc. ............ 81,186 13,423,293
19,234,637
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 59,925 2,780,520
United Rentals, Inc. ................... 3,340 2,433,391
WW Grainger, Inc. .................... 2,267 2,472,866
7,686,777
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 10,347 1,408,123
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 25,058 5,262,932
Total Common Stocks — 99 .6%
(Cost: $ 934,396,777 ) .............................. 2,919,638,209
Total Long-Term Investments — 99.6%
(Cost: $ 934,396,777 ) .............................. 2,919,638,209
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 10,889,934 10,892,111
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 9,335,155 9,335,155
Total Short-Term Securities — 0 .7%
(Cost: $ 20,227,266 ) ............................... 20,227,266
Total Investments — 100 .3%
(Cost: $ 954,624,043 ) .............................. 2,939,865,475
Liabilities in Excess of Other Assets — (0.3) % ............. (9,685,822)
Net Assets — 100.0% ...............................
$ 2,930,179,653
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,233,698 $ — $ (3,338,062)
(a)
$ (3,525) $ — $ 10,892,111 10,889,934 $ 14,425
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,142,742 3,192,413
(a)
— — — 9,335,155 9,335,155 77,910 —
BlackRock, Inc. .......... 8,137,795 — (61,269) 50,758 (871,182) 7,256,102 7,545 43,233 —
iShares Core S&P 500 ETF
(c)
. 30,810,656 — (30,095,055) (639,972) (75,629) — — 46,495 —
$ (592,739) $ (946,811) $ 27,483,368 $ 182,063 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 33 06/18/26 $ 10,842 $ (90,785)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,919,638,209 $ — $ — $ 2,919,638,209
Short-Term Securities
Money Market Funds ...................................... 20,227,266 — — 20,227,266
$ 2,939,865,475 $ — $ — $ 2,939,865,475
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (90,785) $ — $ — $ (90,785)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust